Goodwill (Misc) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill Disclosure [Abstract]
Accrued Goodwill Contingent Consideration	$ 0	$ 0
Adjustments To Preliminary Goodwill Fair Value Allocations	$ (873)	$ 3,375